Annual Operating Expenses - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund	Jan. 29, 2025
Fidelity Advisor Equity Growth Fund - Class A
Operating Expenses:
Management fee	0.66%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.92%
Fidelity Advisor Equity Growth Fund - Class C
Operating Expenses:
Management fee	0.66%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.67%
Fidelity Advisor Equity Growth Fund - Class M
Operating Expenses:
Management fee	0.66%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.17%
Fidelity Advisor Equity Growth Fund - Class I
Operating Expenses:
Management fee	0.66%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.67%
Fidelity Advisor Equity Growth Fund - Class Z
Operating Expenses:
Management fee	0.54%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.55%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18%, 0.17%, 0.20%, 0.18%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.